Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Total
Balance, value at Aug. 05, 2021
Balance, shares at Aug. 05, 2021
Issuance of Class B Ordinary shares to Sponsor		$ 288	24,712			25,000
Issuance of Class B Ordinary shares to Sponsor, shares		2,875,000
Sale of IPO Units	$ 1,150		114,998,850			115,000,000
Sale of IPO Units, shares	11,500,000
Sale of Private Placement Units	$ 53		5,280,697			5,280,750
Sale of Private Placement Units, shares	528,075
Transaction and Underwriting cost			(6,738,148)			(6,738,148)
Class A Ordinary share subject to redemption	$ (1,150)		(116,723,850)			(116,725,000)
Class A Ordinary share subject to redemption, shares	(11,500,000)
Promissory Note reallocation			12,514			12,514
Accretion APIC deficit			3,145,224	(3,145,224)
Net Income (loss)				(307,949)		(307,949)
Re-measurement for ordinary share to redemption amount
Balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net Income (loss)				(59,400)		(59,400)
Balance, value at Mar. 31, 2022	$ 53	$ 288		(3,512,573)		(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Net Income (loss)						152,167
Re-measurement for ordinary share to redemption amount						(697,529)
Balance, value at Sep. 30, 2022	$ 53	$ 288		(3,998,535)		(3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000
Balance, value at Dec. 31, 2021	$ 53	$ 288		(3,453,173)		(3,452,832)
Balance, shares at Dec. 31, 2021	528,075	2,875,000
Issuance of Class B Ordinary shares to Sponsor						25,000
Net Income (loss)						53,884
Re-measurement for ordinary share to redemption amount
Balance, value at Dec. 31, 2022	$ 53	$ 288		(4,919,828)		(4,919,487)
Balance, shares at Dec. 31, 2022	528,075	2,875,000
Balance, value at Mar. 31, 2022	$ 53	$ 288		(3,512,573)		(3,512,232)
Balance, shares at Mar. 31, 2022	528,075	2,875,000
Net Income (loss)				(12,989)		(12,989)
Balance, value at Jun. 30, 2022	$ 53	$ 288		(3,525,562)		(3,525,221)
Balance, shares at Jun. 30, 2022	528,075	2,875,000
Net Income (loss)				224,556		224,556
Re-measurement for ordinary share to redemption amount				(697,259)		(697,259)
Re-measurement for ordinary share to redemption amount				(697,529)		(697,529)
Balance, value at Sep. 30, 2022	$ 53	$ 288		(3,998,535)		(3,998,194)
Balance, shares at Sep. 30, 2022	528,075	2,875,000
Net Income (loss)				(98,282)		(98,282)
Re-measurement for ordinary share to redemption amount				(652,417)		(652,417)
Additional amount deposited into trust ($0.045 per outstanding Class A Ordinary Shares)				(170,594)		(170,594)
Balance, value at Dec. 31, 2022	$ 53	$ 288		(4,919,828)		(4,919,487)
Balance, shares at Dec. 31, 2022	528,075	2,875,000
Net Income (loss)				(16,762)		(16,762)
Additional amount deposited into trust ($0.045 per outstanding Class A Ordinary Shares)				(255,889)		(255,889)
Re-measurement for ordinary share to redemption amount				(210,161)		(210,161)
Balance, value at Mar. 31, 2023	$ 53	$ 288		(5,402,640)		(5,402,299)
Balance, shares at Mar. 31, 2023	528,075	2,875,000
Balance, value at Dec. 31, 2022	$ 53	$ 288		(4,919,828)		(4,919,487)
Balance, shares at Dec. 31, 2022	528,075	2,875,000
Issuance of Class B Ordinary shares to Sponsor						25,000
Sale of IPO Units					$ 7,476,716	$ 98,062,139
Sale of IPO Units, shares					678,549	9,604,519
Net Income (loss)						$ 270,481
Re-measurement for ordinary share to redemption amount						(676,722)
Balance, value at Sep. 30, 2023	$ 53	$ 288		(6,032,668)		(6,032,327)
Balance, shares at Sep. 30, 2023	528,075	2,875,000
Balance, value at Mar. 31, 2023	$ 53	$ 288		(5,402,640)		(5,402,299)
Balance, shares at Mar. 31, 2023	528,075	2,875,000
Net Income (loss)				210,137		210,137
Additional amount deposited into trust ($0.045 per outstanding Class A Ordinary Shares)				(255,889)		(255,889)
Re-measurement for ordinary share to redemption amount				(241,790)		(241,790)
Balance, value at Jun. 30, 2023	$ 53	$ 288		(5,690,182)		(5,689,841)
Balance, shares at Jun. 30, 2023	528,075	2,875,000
Net Income (loss)				77,106		77,106
Additional amount deposited into trust ($0.045 per outstanding Class A Ordinary Shares)				(194,821)		(194,821)
Re-measurement for ordinary share to redemption amount				(224,771)		(224,771)
Balance, value at Sep. 30, 2023	$ 53	$ 288		$ (6,032,668)		$ (6,032,327)
Balance, shares at Sep. 30, 2023	528,075	2,875,000